Taxation (Tables)	9 Months Ended
Sep. 30, 2024
Taxation
Schedule of income tax expense

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000

Current taxes	2,473	28,567	45,109	91,484
Deferred income taxes	3,924	(11,908)	(4,440)	(2,366)
Total taxes	6,397	16,659	40,669	89,118